COLUMBIA FLOATING RATE ADVANTAGE FUND
                    COLUMBIA FLOATING RATE FUND

                  Supplement Dated October 15, 2004
       To Class A, B And C Shares Prospectuses Dated January 1, 2004
            (As previously supplemented on July 16, 2004)


	At a Special Meeting of Shareholders of Columbia Floating Rate Advantage Fund and Columbia Floating Rate Fund (each a "Fund" and together the "Funds") held on July 30, 2004, shareholders approved (1) a new advisory agreement for each Fund with Highland Capital Management, L.P. ("Highland"), and (2) a new Board of Directors familiar with Highland and with the management and operation of other funds advised by Highland.

     At a Board Meeting on August 5, 2004, the new Board of Directors approved a change in the name of each Fund to reflect the new advisory agreement with Highland. Effective October 18, 2004, the name of the Funds listed below will be modified as reflected under the caption "New Fund Name":

CURRENT FUND NAME                 NEW FUND NAME

Columbia Floating Rate Fund       Highland Floating Rate Fund

Columbia Floating Rate            Highland Floating Rate
    Advantage Fund                    Advantage Fund

     Additionally, the Board of Directors approved a change in the name of the Portfolio in which Columbia Floating Rate Fund invests from Columbia Floating Rate Limited Liability Company to
Highland Floating Rate Limited Liability Company.


Prospectus Changes

	Effective October 18, 2004, PFPC Inc. will replace the current service providers as administrator, fund accountant and transfer agent for each of the Funds; and PFPC Trust Company will become the custodian for each of the Funds. The following are changes to the Funds' Prospectuses relating to instructions for buying and exchanging shares:

     The second paragraph under the section entitled "HOW TO BUY
SHARES" is revised in its entirety as follows:

Outlined below are the various options for buying shares:

METHOD               INSTRUCTIONS

Through your       Your financial advisor can help you establish your
financial          account and buy Fund shares on your behalf. To
advisor            receive the current trading day's price, your
                   financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and
(new account)      check made payable to the Fund to the transfer
                   agent, PFPC Inc., P.O. Box 9840, Providence, RI
                   02940-8040.

By check           For existing accounts, fill out and return the
(existing          additional investment stub included in your
account)           account statement, or send a letter of instruction
                   including your Fund name and account number with a check made payable to the Fund to PFPC Inc., P.O.
                   Box 9840, Providence, RI 02940-8040.

By exchange        You or your financial advisor may acquire shares
                   of the Fund for your account by exchanging shares you own in the other Highland Fund for shares of the same class of the Fund at no additional cost.
                   Exchanges can only be made between Highland
                   Floating Rate Advantage Fund and Highland Floating
                   Rate Fund. Additionally, exchanges can only be made during tender offer periods. To exchange by telephone, call 1-877-665-1287.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-877-665-1287 for wiring instructions.

By electronic      You may purchase shares of the Fund by
funds transfer     electronically transferring money from your bank
                   account to your Fund account by calling 1-877-665-
                   1287. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments
investment plan    automatically from your bank account to your Fund
                   account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.




[PAGE BREAK]




                  COLUMBIA FLOATING RATE ADVANTAGE FUND
                      COLUMBIA FLOATING RATE FUND

                   Supplement Dated October 15, 2004
          To Class Z Shares Prospectuses Dated January 1, 2004
            (As previously supplemented on July 16, 2004)


     At a Special Meeting of Shareholders of Columbia Floating Rate Advantage Fund and Columbia Floating Rate Fund (each a "Fund" and together the "Funds") held on July 30, 2004, shareholders approved (1) a new advisory agreement for each Fund with Highland Capital Management, L.P. ("Highland"), and (2) a new Board of Directors familiar with Highland and with the management and operation of other funds advised by Highland.

     At a Board Meeting on August 5, 2004, the new Board of Directors approved a change in the name of each Fund to reflect the new advisory agreement with Highland. Effective October 18, 2004, the names of the Funds listed below will be modified as reflected under the caption "New Fund Name":

CURRENT FUND NAME                 NEW FUND NAME

Columbia Floating Rate Fund       Highland Floating Rate Fund

Columbia Floating Rate            Highland Floating Rate
    Advantage Fund                    Advantage Fund

	Additionally, the Board of Directors approved a change in the name of the Portfolio in which Columbia Floating Rate Fund invests from Columbia Floating Rate Limited Liability Company to
Highland Floating Rate Limited Liability Company.


Prospectus Changes

	Effective October 18, 2004, PFPC Inc. will replace the current service providers as administrator, fund accountant and transfer agent for each of the Funds; and PFPC Trust Company will become the custodian for each of the Funds. The following are changes to the Funds' Prospectuses relating to instructions for buying and exchanging shares:

     The second paragraph under the section entitled "HOW TO BUY
SHARES" is revised in its entirety as follows:

Outlined below are the various options for buying shares:

Method            Instructions

Through your      Your financial advisor can help you establish your
financial         account and buy Fund shares on your behalf. To
advisor           receive the current trading day's price, your
                  financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check          For new accounts, send a completed application and
(new account)     check made payable to the Fund to the transfer
                  agent, PFPC Inc., P.O. Box 9840, Providence, RI
                  02940-8040.

By check          For existing accounts, fill out and return the
(existing         additional investment stub included in your
account)          account statement, or send a letter of instruction
                  including your Fund name and account number with a check made payable to the Fund to PFPC Inc., P.O.
                  Box 9840, Providence, RI 02940-8040.

By exchange       You or your financial advisor may acquire shares
                  of the Fund for your account by exchanging shares you own in the other Highland Fund for shares of the same class or Class A of the Fund at no additional cost. Exchanges can only be made between Highland Floating Rate Advantage Fund and
                  Highland Floating Rate Fund. Additionally, exchanges can only be made during tender offer periods. To exchange by telephone, call 1-877-
                  665-1287.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-877-
                  665-1287 for wiring instructions.

By electronic     You may purchase shares of the Fund by
funds transfer    electronically transferring money from your bank
                  account to your Fund account by calling 1-877-665-
                  1287. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic         You may make monthly or quarterly investments
investment        automatically from your bank account to your Fund
plan              account. You may select a pre-authorized amount to
                  be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.